May 2, 2014
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control — Edgar

RE:	RiverSource Variable Account 10 (“Registrant”)
 RiverSource Retirement Advisor Variable Annuity
 RiverSource Retirement Advisor Advantage Variable Annuity
 RiverSource Retirement Advisor Select Variable Annuity
 RiverSource Retirement Advisor Advantage Plus Variable Annuity
 RiverSource Retirement Advisor Select Plus Variable Annuity
 RiverSource Retirement Advisor 4 Advantage Variable Annuity
 RiverSource Retirement Advisor 4 Select Variable Annuity
 RiverSource Retirement Advisor 4 Access Variable Annuity
 RiverSource RAVA 5 Advantage Variable Annuity
 (Offered for contract applications signed prior to 4/30/2012)
 RiverSource RAVA 5 Select Variable Annuity
 (Offered for contract applications signed prior to 4/30/2012)
 RiverSource RAVA 5 Access Variable Annuity
(Offered for contract applications signed prior to 4/30/2012)
     File Nos. 333-79311/811-07355
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 73 (Amendment). This Amendment was filed electronically on April 25, 2014.
If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.
Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary